Financial Instruments	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Financial instruments

11. Financial instruments

11.1 Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as at June 30, 2022 and December 31, 2021:

	At June 30 2022 £’000	At December 31 2021 £’000
Financial assets at amortized cost
Trade receivables	19,467	14,796
Contract assets	1,385	3,451
Lease deposits	8,545	5,124
	29,397	23,371

Current	20,852	18,247
Non-current	8,545	5,124

11.2 Financial liabilities

Set out below is an overview of financial liabilities held by the Group as at June 30, 2022 and December 31, 2021:

Financial liabilities: Interest-bearing loans and borrowings

	Interest rate		At June 30 2022	At December 31 2021
	%	Maturity	£’000	£’000
Current
Lease liabilities	1 – 11%	Within one year	22,437	18,826
Convertible notes	2.00%	Within one year	1,299	—
Bank loans	2.00%	Within one year	165	635
Stocking loans	Base rate + 0.5% – 13.9%	On earlier of sale or 180 – 330 days / Within one year	196,101	169,170
Subscription facilities	Base rate +1.7% – 3.7% 3.15% – 6.0%	Within one year	25,479	10,188
Mortgages			—	547
			245,481	199,366

Non-current
Lease liabilities	1 – 11%	2023 – 2042	98,522	71,574
Convertible notes	2.00%	2027	358,361	—
Bank loans			—	815
Stocking loans	Base rate + 3.0% – 13.9%	2024	13,319	8,809
Subscription facilities	Base rate + 1.7% – 3.7% 3.15% – 12.0%	2023 – 2026	49,495	56,987
Mortgages			—	1,502
			519,697	139,687

Other financial liabilities

	At June 30 2022	At December 31 2021
	£’000	£’000
Financial liabilities at fair value through profit or loss
Warrants	5,675	42,692
Embedded derivative	112,562	—
	118,237	42,692

Current	—	—
Non-current	118,237	42,692

11.3 Fair value

Management assessed that the fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables approximate their carrying value due to the short-term maturities of these instruments.

The fair value of trade receivables, other receivables, stocking loans, subscription facilities and trade and other payables has been measured using Level 3 valuation inputs.

Public warrants are classified as Level 1 due to the use of an observable market quote in an active market. Private warrants are classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Black-Scholes model for the private warrants.

The embedded derivative of the convertible notes is classified as Level 3 due to the use of unobservable inputs. The fair value is determined using a Monte-Carlo simulation to model the conversion, redemption and repayment premium features.

The following table provides the fair value measurement hierarchy of the Group’s financial assets and financial liabilities as at June 30, 2022:

	Level 1	Level 2	Level 3	Total
At June 30, 2022	£’000	£’000	£’000	£’000
Warrants	1,493	—	4,182	5,675
Embedded derivative	—	—	112,562	112,562
	1,493	—	116,744	118,237

The following information is relevant in the determination of fair value of the private warrants and the embedded derivative at June 30, 2022:

	Private warrants	Embedded derivative

Expected term (years)	7	5
Expected volatility	89.7%	58.3%
Dividend yield	Nil	Nil
Risk free interest rate	3.0%	3.0%

Reconciliation of fair values

The fair value movements are set out as follows:

	Public warrants	Private warrants	Embedded derivative	Total
	£’000	£’000	£’000	£’000
At January 1, 2022	13,418	29,274	—	42,692

Issuances	—	—	251,288	251,288
Fair value movement	(13,441)	(28,399)	(168,085)	(209,925)
Foreign exchange movements	1,516	3,307	29,359	34,182
At June 30, 2022	1,493	4,182	112,562	118,237

The fair value decrease and foreign exchange movements is recognized in the statement of profit or loss within other income and expenses.

Sensitivity analysis

For the private warrants, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.1 million.

For the embedded derivative, a 100 basis point increase in the expected volatility rate would increase the fair value by £0.4 million.